Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	18.80%	14.80%	13.90%
Applicable tax rate	23.50%	19.00%	19.00%
Provisions	£ 1,584	£ 1,544
Estimated future annual increase in tax charge, Pillar Two	20
Current tax relating to items credited directly to equity	9	1
Deferred tax assets	5,960	6,991
Deferred tax liabilities	22	16
Unused tax credits for which no deferred tax asset recognised	381	323
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	873	852
Legal, competition and regulatory matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provisions	99	159
HMRC assessments concerning UK Corporation Tax | Legal, competition and regulatory matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value of damages sought	215
Provisions	106
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,325	8,155
Deferred tax liabilities	1,173	1,864
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	79	149
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	401
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,504	10,393
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,085	11,594
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,681	22,537
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	527	111
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,965	3,935
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	973	1,094
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35	21
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	387	434
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year expected to expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	482
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,081	4,925
UK Tax Group | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,566	1,535
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	520	490
Other (outside the UK and US tax groups) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	147	90
Other (outside the UK and US tax groups) | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 20	£ 33